SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The impact to our Consolidated Statements of Income, as a result of adopting this ASU, was as follows:

For the years ended December 31,	2017	2016	2015
Reclassified from:
Cost of sales	$10,857	$11,648	$3,880
Selling, marketing and administrative expense	27,911	24,073	23,947
Business realignment costs	—	13,669	10,178
Reclassified to Other (income) expense, net	$38,768	$49,390	$38,005